Share capital and reserves (Details) € / shares in Units, $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	Nov. 17, 2017 USD ($) $ / shares shares	Mar. 16, 2017 USD ($) $ / shares shares	Aug. 03, 2016 USD ($) Vote $ / shares shares	Jun. 18, 2016	Jun. 01, 2016	Aug. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2015 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 USD ($) shares
Share capital and reserves
Reverse share split					0.125
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning										18,732,000	18,732,000	18,516,000	18,516,000
Issue of shares under exercise of share warrants												111,000	111,000
Conversion of preferred shares to ordinary at closing of IPO										(18,732,000)	(18,732,000)
Balance at the End								29,439,767	29,439,767			18,732,000	18,732,000
Nominal value of shares upon exercise of BSA warrants related to the convertible bonds | $													$ 10
Total subscription value | $									$ 6,672		$ 926		$ 1,631
Share premium | $			$ 8,400								$ 194,992			$ 201,536
Executives
Movement in ordinary shares and non-redeemable convertible preferred shares
Number of shares issued												105,000	105,000
Restricted stock units
Movement in ordinary shares and non-redeemable convertible preferred shares
Specific reserve | €								€ 40,696,000
IPO
Share capital and reserves
Reverse share split				0.125
Movement in ordinary shares and non-redeemable convertible preferred shares
Conversion of preferred shares to ordinary at closing of IPO			18,732,413
Number of shares issued			5,700,000			5,700,000
Issuance price of shares | $ / shares			$ 18.00			$ 18.00
Offering expenses | $						$ 7,200
Total subscription value | $						$ 91,300
Conversion ratio			1
Over allotment
Movement in ordinary shares and non-redeemable convertible preferred shares
Number of shares issued			456,852			456,852
Follow-on public offering
Movement in ordinary shares and non-redeemable convertible preferred shares
Number of shares issued	2,750,000	3,783,111
Issuance price of shares | $ / shares	$ 40.00	$ 28.50
Offering expenses | $	$ 700	$ 700
Over allotment on follow-on public offering
Movement in ordinary shares and non-redeemable convertible preferred shares
Number of shares issued		493,449
Ordinary shares
Share capital and reserves
Reverse share split					0.125
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning								28,557,000	28,557,000	3,905,000	3,905,000	3,713,000	3,713,000
Conversion of preferred shares to ordinary at closing of IPO										18,732,000	18,732,000
Exercise of stock awards								883,000	883,000	213,000	213,000	35,000	35,000
Balance at the End								29,440,000	29,440,000	28,557,000	28,557,000	3,905,000	3,905,000
Issuance of share capital from exercise of share options, employee warrants BSPCE and warrants | €								€ 5,600,000		€ 800,000		€ 200,000
Number of shares issued							46,651	882,614			212,775	34,529	34,529	882,614
Nominal value of shares | € / shares								€ 0.08
Issuance price of shares | € / shares							€ 9.44
Number of votes per ordinary shares | Vote			1
Ordinary shares | Executives
Movement in ordinary shares and non-redeemable convertible preferred shares
Number of shares issued												157,000	157,000
Ordinary shares | IPO
Movement in ordinary shares and non-redeemable convertible preferred shares
Number of shares issued											5,707,000
Issuance of ordinary share - One
Movement in ordinary shares and non-redeemable convertible preferred shares
Total subscription value | €							€ 400,000
Issuance of ordinary share - Two
Movement in ordinary shares and non-redeemable convertible preferred shares
Number of shares issued							110,281
Nominal value of shares | € / shares							€ 0.08
Total subscription value | €							€ 8,000
Preferred shares
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning								0	0
Balance at the End										0	0
Series B preferred shares
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning										1,365,000	1,365,000	1,365,000	1,365,000
Conversion of preferred shares to ordinary at closing of IPO										(1,365,000)	(1,365,000)
Balance at the End												1,365,000	1,365,000
Series C preferred shares
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning										1,375,000	1,375,000	1,375,000	1,375,000
Conversion of preferred shares to ordinary at closing of IPO										(1,375,000)	(1,375,000)
Balance at the End												1,375,000	1,375,000
Series C prime preferred shares
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning										463,000	463,000	463,000	463,000
Conversion of preferred shares to ordinary at closing of IPO										(463,000)	(463,000)
Balance at the End												463,000	463,000
Series D preferred shares
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning										3,409,000	3,409,000	3,409,000	3,409,000
Conversion of preferred shares to ordinary at closing of IPO										(3,409,000)	(3,409,000)
Balance at the End												3,409,000	3,409,000
Series E preferred shares
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning										1,660,000	1,660,000	1,660,000	1,660,000
Conversion of preferred shares to ordinary at closing of IPO										(1,660,000)	(1,660,000)
Balance at the End												1,660,000	1,660,000
Series E prime preferred shares
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning										254,000	254,000	254,000	254,000
Conversion of preferred shares to ordinary at closing of IPO										(254,000)	(254,000)
Balance at the End												254,000	254,000
Series F preferred shares
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning										6,808,000	6,808,000	6,808,000	6,808,000
Conversion of preferred shares to ordinary at closing of IPO										(6,808,000)	(6,808,000)
Balance at the End												6,808,000	6,808,000
Series G preferred shares
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning										1,542,000	1,542,000	1,431,000	1,431,000
Issue of shares under exercise of share warrants							111,111					111,000	111,000
Conversion of preferred shares to ordinary at closing of IPO										(1,542,000)	(1,542,000)
Balance at the End												1,542,000	1,542,000
Nominal value of shares upon exercise of BSA warrants related to the convertible bonds | €							€ 8,888
Series H preferred shares
Movement in ordinary shares and non-redeemable convertible preferred shares
Balance at the beginning										1,856,000	1,856,000	1,751,000	1,751,000
Conversion of preferred shares to ordinary at closing of IPO										(1,856,000)	(1,856,000)
Balance at the End												1,856,000	1,856,000
Number of shares issued							104,855
Nominal value of shares | € / shares							€ 0.08
Issuance price of shares | € / shares							€ 8.40
Total subscription value | €							€ 900,000
Series H preferred shares | Executives
Movement in ordinary shares and non-redeemable convertible preferred shares
Number of shares issued												105,000	105,000